UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21802

WorldCommodity Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

6075 Roswell Road, Suite 450

Atlanta, GA 30328

(Address of Principal Executive Offices)

404-437-7420

800-595-4922

(Registrant’s Telephone Number)

Mr. James Llewellyn

WorldCommodity Asset Management

6075 Roswell Road, Suite 450

Atlanta, GA 30328

(Name and Address of Agent for Service)

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

WorldCommodity Fund
Schedule of Investments
June 30, 2007 (Unaudited)

Shares		Country	Market Value	% Net Assets

	COMMON STOCKS

	Air Transportation
300	Ace Aviation Holdings Class A*	Canada	7,566
119	Aeroplan Income Fund	Canada	2,374
250	AMR Corp.*	USA	6,588
300	Delta Airlines, Inc.*	USA	5,910
65	Jazz Air Income Fund	Canada	500
250	Northwest Airlines Corp.*	USA	5,550
200	UAL Corp.*	USA	8,118
			36,606	4.75%
	Agricultural-Forestry Biotech
35,000	Rubicon Ltd.	New Zealand	28,000	3.63%

	Agricultural-Grain Wholesale
4,000	ABB Grain Ltd.	Australia	30,880
8,000	AWB Ltd.	Australia	29,280
3,750	Saskatchewan Wheat Pool, Inc.*	Canada	38,700
			98,860	12.82%
	Agricultural Chemicals-Fertilizer
700	CF Industries Holdings, Inc.	USA	41,923	5.44%

	Agricultural Production
15,000	Futuris Corp. Ltd.	Australia	35,400
48	J G Boswell	USA	37,080
31,000	Maryborough Sugar Factory Ltd.	Australia	82,150
280,000	Namoi Cotton Cooperative Ltd.	Australia	142,800
15,000	PGG Wrightson Ltd.	New Zealand	19,950
6,000	Queensland Cotton Holdings Ltd.	Australia	29,940
			347,320	45.05%
	Commodity Brokers, Dealers
800	Daiichi Commodities Co. Ltd.	Japan	5,088	0.66%

	Crude Petroleum & Natural Gas
150	Penn West Energy Trust	Canada	5,006	0.65%

	Electrical Machinery & Battery Systems
10,000	Exide Technologies Warrants Exp. 5/5/2011*	USA	8,400
4,000	Furukawa Battery Co. Ltd.*	Japan	7,240
3,000	GS Yuasa Corp.	Japan	7,110
55,000	Sanyo Electric Ltd.	Japan	90,200
			112,950	14.65%

	Engineering & Construction- Neferrous Metals
6,000	Mesco, Inc.	Japan	32,760	4.25%

	Poultry Proccessing
600	Cagles Inc. Class A*	USA	4,680	0.60%

TOTAL COMMON STOCKS (Cost $664,707)			713,192	92.50%

	CORPORATE BONDS & NOTES
25,000	ABN AMRO Bank, N.V*:
	Rogers International Commodity Index® -
	Agriculture Excess Return (RICIA) Linked Securities,
	Medium-Term Notes, Series A, 06/29/09	UK	26,680

TOTAL CORPORATE BONDS & NOTES (Cost $24,375)			26,680	3.46%

	MONEY MARKET FUNDS
11,647	Huntington Treasury Money Market IV, 4.19%(a)		11,647

TOTAL MONEY MARKET FUNDS (Cost $11,647)			11,647	1.51%

TOTAL INVESTMENTS (Cost $700,729)			751,519	97.47%

OTHER ASSETS LESS LIABILITIES			19,528	2.53%

NET ASSETS			$ 771,047	100.00%

* Non Income Producing Securities
(a) Variable rate security; the rate shown represents the yield as of June 30, 2007.

NOTES TO FINANCIAL STATEMENTS
World Commodity Fund
1. SECURITY TRANSACTIONS

At June 30, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $700,729 amounted to $50,793 which consisted of aggregate gross unrealized appreciation of  $62,049 and aggregate gross unrealized depreciation of $11,256.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WORLDCOMMODITY FUNDS, INC.

By /s/ JAMES LLEWELLYN

*James Llewellyn

President and Treasurer

Date August 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ JAMES LLEWELLYN

*James Llewellyn

President and Treasurer

Date August 22, 2007

* Print the name and title of each signing officer under his or her signature.